Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net (loss) income	$ (5,430,209)	$ 6,399,899	$ 5,648,008
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Income tax expense	2,094,076	3,672,624	1,898,575
Interest expense	257,767	25,509	26,447
Depreciation and amortization	152,203	27,084	26,379
Amortization of right-of-use assets	708,159	584,813	689,889
Loss on disposal of right-of-use assets		489,178
Shares issued to directors, employee, and consultants	630,500	213,840
Convertible note - Accretion of financing cost	397,153
Fair value loss – Financial instruments	1,996,249
Changes in operating assets and liabilities
Accounts receivables, net	(85,321)	1,093,322	(709,185)
Inventories	235,071	(235,086)
Prepayments, deposits and other current assets	(19,980)	(4,968,939)	(772,764)
Long-term prepayments and other non-current assets	1,546,527	2,875,495	116,555
Accounts payable and accrued expenses	3,218,541	2,482,455	174,233
Taxes payable	(1,326,931)	(3,989,279)	(3,281,651)
Cash provided by operating activities	4,373,806	8,670,915	3,816,486
Investing Activities
Purchases of property and equipment	(4,607,297)	(261,843)	(1,600)
Purchase of intangible assets			(42,678)
Right-of-use-asset costs	(2,521,104)	(132,336)	(283,401)
Long-term investment	(941,073)
Lease principal refund		80,531
Deposits for acquisition of land and properties		(1,816,102)	(711,308)
Cash paid to former non-controlling shareholders of HAPPY	(466,888)
Refunds (Deposits) made for potential acquisitions	1,136,042	(3,400,000)
Cash used in provided by investing activities	(7,400,320)	(5,610,280)	(1,038,987)
Financing Activities
Net proceeds from initial public offering		21,661,293
Distributions to shareholders			(264,829)
Proceeds from convertible notes	8,445,000
Payment of convertible notes issuance cost	(1,094,015)
Cash provided by (used in) financing activities	7,350,985	21,661,293	(264,829)
Net increase in cash and cash equivalents	4,324,471	24,721,927	2,512,670
Effects of currency translation	(1,892,891)	2,666,345	(719,843)
Cash and cash equivalents at beginning of year	52,410,472	25,022,199	23,229,372
Cash and cash equivalents at end of year	54,842,052	52,410,472	25,022,199
SUPPLEMENTAL DISCLOSURES
Income taxes paid	1,021,060	4,271,139	3,277,419
Interest paid	23,250	25,509	26,447
Non-cash transactions
Issuance of shares to directors and consultants	630,500	213,840
Issuance of shares for convertible note interest settlement	200,000
Issuance of the warrants	345,477
Youyou
Non-cash transactions
Issuance of shares for potential acquisition	2,000,091
Lianbao
Non-cash transactions
Issuance of shares for potential acquisition	$ 3,743,258